Shareholder Report, Line Graph (Details) - USD ($)			10 Months Ended	12 Months Ended		22 Months Ended	24 Months Ended	34 Months Ended	36 Months Ended	46 Months Ended	48 Months Ended	58 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	82 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 27, 2019	Jun. 30, 2016	Jun. 30, 2020	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2021	Jun. 30, 2018	Jun. 30, 2022	Jun. 30, 2019	Jun. 30, 2023	Jun. 30, 2020	Jun. 30, 2024	Jun. 30, 2021	Jun. 30, 2025	Jun. 30, 2022	Jun. 30, 2026	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000004198
Account Value [Line Items]
Line Graph and Table Measure Name				Hussman Strategic Market Cycle Fund
Accumulated Value		$ 10,000			$ 8,447		$ 8,210		$ 7,549		$ 8,015		$ 8,881		$ 9,274		$ 8,483	$ 7,743	$ 8,880	$ 7,423
C000212809
Account Value [Line Items]
Line Graph and Table Measure Name				Hussman Strategic Allocation Fund
Accumulated Value	$ 10,000		$ 10,323			$ 12,357		$ 11,963		$ 12,210		$ 12,384		$ 13,508		$ 13,445
C000004199
Account Value [Line Items]
Line Graph and Table Measure Name				Hussman Strategic Total Return Fund
Accumulated Value		10,000			9,650		9,632		10,568		12,047		12,373		11,861		11,858	12,656	14,515	16,342
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value		10,000			11,790		13,484		14,889		16,006		22,536		20,144		24,091	30,006	34,556	42,271
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000		10,988			15,470		13,828		16,537		20,598		23,721		29,017
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000			$ 9,969		$ 9,929		$ 10,710		$ 11,646		$ 11,607		$ 10,413		$ 10,315	$ 10,587	$ 11,230	$ 11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,579			10,543		9,458		9,369		9,616		10,200		10,587
Bloomberg US EQ:FI 60:40 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg US EQ:FI 60:40 Index
Accumulated Value	$ 10,000		$ 10,950			$ 13,554		$ 11,992		$ 13,340		$ 15,433		$ 17,296		$ 19,825